Investment in Securities	12 Months Ended
Mar. 31, 2020
Investments Schedule [Abstract]
Investment in Securities
12. Investment in Securities
Investment in securities as of March 31, 2019 and 2020 consists of the following:

	Millions of yen
	2019	2020
Equity securities*	¥549,047	¥492,902
Trading debt securities	1,564	7,431
Available-for-sale debt securities	1,264,244	1,631,185
Held-to-maturity debt securities	114,061	113,805

Total	¥1,928,916	¥2,245,323

*	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥254,853 million as of March 31, 2019 and 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,129 million as of March 31, 2019 and 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.
Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note
25
“Gains on Investment Securities and Dividends” and Note 26 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2019 and 2020 were losses of

¥
56
 million and
 ¥
19,910
 million
for fiscal 2019 and 2020, respectively, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and 2020
 and
for
fiscal 2019 and 2020
.

	Millions of yen
	March 31, 2019			2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(159)	¥18

	Millions of yen
	March 31, 2020			2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(11,971)	¥94
Gains and losses realized from the sale of
trading
securities and net unrealized holding gains (losses) on trading securities are included in gains on investment securities and dividends and life insurance premiums and related investment income. For further information, see Note 25 “Gains on Investment Securities and Dividends” and Note 26 “Life Insurance Operations.” Net unrealized holding gains (losses) on trading securities held as of March 31, 2018 were gains of ¥14,497 million for fiscal 2018.
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of March 31, 2019 and 2020
were gains of ¥156 million and ¥491 million

for
fiscal
2019 a
nd 2020
, respectively
.

During fiscal 2018, the Company and its
subsidiaries
sold available-for-sale securities for aggregate proceeds of ¥456,270 million, resulting in gross realized gains of ¥31,312 million and gross realized losses of ¥596 million. During fiscal 2019 and 2020, the Company and its subsidiaries sold available-for-sale debt securities for aggregate proceeds of ¥221,824 million and ¥249,427 million, respectively, resulting in gross realized gains of ¥5,134 million and ¥9,274 million, respectively, and gross realized losses of ¥101 million and ¥264 million, respectively. The cost of the available-for-sale securities or the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2019 and
2020
, these investments were fair valued at ¥5,811 million and ¥6,326 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2019 and
2020
, these investments were fair valued at ¥420 million and ¥780 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March
31
,
2019
and
2020
, these investments were fair valued at ¥
21,136
 million and ¥
18,189
 million, respectively.
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2019 and 2020 are as follows:
March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

March 31, 2
020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019 and 2020:
March 31, 20
19

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

The number of investment securities that were in an unrealized loss position as of March 31, 2019 and 2020 were 199 and 678, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-
temporarily impaired if
(1)
 the Company and its subsidiaries do not intend to sell the debt security,
(2)
 it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and
(3)
 the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.
The unrealized loss associated with debt securities are primarily due to changes in the market interest rates, currency exchange rates and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries
believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2020.
The other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for fiscal
 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Total other-than-temporary impairment losses	¥1,246	¥1,359	¥0
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)	0

Net impairment losses recognized in earnings	¥1,246	¥1,223	¥0

During fiscal 2018 and 2019, other-than-temporary impairment losses related to debt securities are recognized mainly on certain foreign municipal bond securities and certain other asset-backed securities. These securities have experienced credit losses due to deterioration in utilization rates and a decline in value of the underlying assets. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated
based on a number of assumptions such as seniority of the security. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.
For debt securities held as of March 31, 2018, 2019, and 2020
,
roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for
fiscal
2018, 2019 and 2020 are as follows. The amount mainly consists of CMBS and RMBS in the Americas and foreign municipal bond securities:

	Millions of yen
	2018	2019	2020
Beginning	¥1,220	¥1,021	¥2,102
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	1,103	0
Reduction during the period:
For securities sold or redeemed	0	(22)	0
Due to change in intent to sell or requirement to sell	(199)	0	0

Ending	¥1,021	¥2,102	¥2,102

In addition, the
non-credit
loss component on the other-than-temporary impaired debt securities above mentioned is recognized in other comprehensive income (loss), net of applicable income taxes. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. Unrealized gains and unrealized losses recorded in accumulated other comprehensive
income (loss) on these debt securities as of March 31, 2019 and 2020 were not material.
The following is a summary of the contractual maturities of available-for-sale debt securities and held-to-maturity debt securities held as of March 31, 2020:

Available-for-sale
debt securities held as of March 31, 2020

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥40,477	¥39,425
Due after one to five years	290,323	284,489
Due after five to ten years	540,516	529,643
Due after ten years	765,564	777,628

	¥1,636,880	¥1,631,185

Held-to-maturity
debt securities held as of March 31, 2020

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥7,021	¥8,343
Due after ten years	106,784	134,846

	¥113,805	¥143,189

Debt securities not due at a single maturity date, such as mort
g
age-backed securities, are included in the above table based on
their final maturities.
Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.
Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥15,756 million, ¥14,745 million and ¥13,657 million for fiscal 2018, 2019 and 2020, respectively.